Summary Prospectus February 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS GNMA FUND






CLASS/Ticker    A   GGGGX    C   GCGGX    INST   GIGGX    S   SGINX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, C), (800) 730-1313 (INST)
and (800) 728-3337 (S) or asking your financial advisor. The prospectus and Statement of Additional Information, both dated February 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to produce a high level of income.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 8) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                                      A          C    INST      S
                                           ------------  ---------  ------  -----
Maximum sales charge (load) on purchases,
as % of offering price                           2.75      None     None    None
------------------------------------------       ----      --       ------  -----
Maximum contingent deferred sales charge
(load), as % of redemption proceeds          None(1)     1.00       None    None
------------------------------------------   --------    ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                    A          C        INST           S
                                            ---------  ---------  ----------  ----------
Management fee                                  0.32       0.32       0.32        0.32
-------------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                                    0.25       1.00      None        None
-------------------------------------------     ----       ----      -----       -----
Other expenses (includes an administrative
fee)                                            0.17       0.18       0.15        0.23
-------------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES            0.74       1.50       0.47        0.55
-------------------------------------------     ----       ----      -----       -----

(1) Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.50% if redeemed within 12 months of purchase.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C    INST      S
-------  --------  --------  ------  -----
1          349       253       48     56
--         ---       ---       --     --
3          505       474      151    176
--         ---       ---      ---    ---
5          675       818      263    307
--         ---       ---      ---    ---
10       1,168     1,791      591    689
--       -----     -----      ---    ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C    INST      S
-------  --------  --------  ------  -----
1          349       153       48     56
--         ---       ---       --     --
3          505       474      151    176
--         ---       ---      ---    ---
5          675       818      263    307
--         ---       ---      ---    ---
10       1,168     1,791      591    689
--       -----     -----      ---    ---

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


During the most recent fiscal year, the fund's portfolio turnover rate was 264% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in "Ginnie Maes," which are mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The balance of the fund's assets, among other permitted investments, may be invested in securities issued by the US government, its agencies or instrumentalities. These securities may not be guaranteed by the US Treasury or backed by the full faith and credit of the US government. The fund may also hold up to 10% of its total net assets in uninvested cash, cash equivalents (such as money market securities), repurchase agreements or shares of money market funds or short-term bond funds, which investments may not be issued or guaranteed by the US government, its agencies or instrumentalities.

MANAGEMENT PROCESS. In deciding which types of securities to buy and sell, portfolio management first considers the relative attractiveness of Ginnie Maes compared to other eligible securities and decides on allocations. The decisions are generally based on a number of factors, including changes in supply and demand within the bond market. In choosing individual bonds, portfolio management reviews each bond's characteristics and compares the yields of shorter maturity bonds to those of longer maturity bonds.



OTHER INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) For any premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the fund, prepayment risk may be enhanced.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Prepayments could also create capital gains tax liability in some instances. Any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance.


CREDIT RISK. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest of these securities, the US government might provide financial support, but has no obligation to do so.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and Statement of Additional Information.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). As always, past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


On July 17, 2000, the fund changed its name from AARP GNMA and US Treasury Fund to Scudder GNMA Fund (now DWS GNMA Fund) and the original share class was redesignated Class AARP (now Class S). At the same time, the fund changed its strategy to eliminate investment requirements in US Treasury securities. Consequently, the fund's performance prior to July 17, 2000 may have been different if the current strategy had been in place. Class AARP shares were converted into Class S shares on July 14, 2006.


For each of Class A and C shares, performance prior to its inception date is based on the historical performance of Class S shares and for periods prior to July 17, 2000, AARP GNMA and US Treasury Fund, each adjusted to reflect the higher expenses of the relevant share class. For Class S shares, performance prior to its inception date is the historical performance of AARP GNMA and US Treasury Fund.



                                       2
SUMMARY PROSPECTUS February 1, 2010                              DWS GNMA Fund

CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]




  10.54      7.15      8.31      2.16      3.76      2.73       3.99     6.13    5.70    7.43
   2000      2001      2002      2003      2004      2005      2006      2007    2008    2009




Best Quarter: 4.08%, Q3 2001   Worst Quarter: -0.94%, Q2 2007

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Performance of a broad-based index is shown for comparison. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest individual federal income tax rates in effect at the time, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                 CLASS          1          5         10
                             INCEPTION       YEAR      YEARS      YEARS
                           -----------  ---------  ---------  ---------
CLASS A before tax          2/1/2009        4.36       4.36       5.11
-------------------------  ---------        ----       ----       ----
CLASS C before tax          2/1/2009        6.48       4.15       4.63
-------------------------  ---------        ----       ----       ----
CLASS S before tax         7/17/2000        7.43       5.18       5.76
-------------------------  ---------        ----       ----       ----
  After tax on
  distributions                             5.46       3.22       3.92
  After tax on distribu-
  tions, with sale                          4.80       3.33       3.99
-------------------------  ---------        ----       ----       ----
BARCLAYS CAPITAL GNMA
INDEX                                       5.37       5.59       6.30
-------------------------  ---------        ----       ----       ----

BARCLAYS CAPITAL GNMA INDEX is an unmanaged market value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.

Institutional Class shares do not have a full calendar year of performance available. Accordingly, past performance for Institutional Class shares is not provided. For Institutional Class performance information, please refer to the above Class S performance figures. Institutional Class and Class S shares are invested in the same portfolio of securities and their performance would differ only to the extent that they have different expenses.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA. Managing Director of Deutsche Asset Management and Co-Manager of the fund. Joined the fund in 2002.


MATTHEW F. MACDONALD. Director of Deutsche Asset Management and Co-Manager of the fund. Joined the fund in 2006.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, C and S shares and no minimum additional investment for Class A and Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend distributions are expected to be paid monthly and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



                                       3
SUMMARY PROSPECTUS February 1, 2010                              DWS GNMA Fund

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
SUMMARY PROSPECTUS February 1, 2010                              DWS GNMA Fund
GNMA-SUM